CHANGES IN EQUITY (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	R$ 108,973.4
Final balance, capital reserves	108,003.5	R$ 108,973.4
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	(1,332.7)	(1,011.8)	R$ (1,073.4)
Capital increase to grants of shares
Share buybacks, results from treasury shares and share-based payments	(1,614.9)	(320.9)	61.6
Final balance, capital reserves	(2,947.6)	(1,332.7)	(1,011.8)
Share premium [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	53,662.8	53,662.8	53,662.8
Capital increase to grants of shares
Share buybacks, results from treasury shares and share-based payments
Final balance, capital reserves	53,662.8	53,662.8	53,662.8
Other reserves [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	700.9	700.9	700.9
Capital increase to grants of shares
Share buybacks, results from treasury shares and share-based payments
Final balance, capital reserves	700.9	700.9	700.9
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	2,305.5	2,127.8	2,049.5
Capital increase to grants of shares		2.0	(32.9)
Share buybacks, results from treasury shares and share-based payments	59.9	175.7	111.2
Final balance, capital reserves	2,365.4	2,305.5	2,127.8
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Beginning balance, capital reserves	55,336.5	55,479.7	55,339.8
Capital increase to grants of shares		2.0	(32.9)
Share buybacks, results from treasury shares and share-based payments	(1,555.0)	(145.2)	172.8
Final balance, capital reserves	R$ 53,781.5	R$ 55,336.5	R$ 55,479.7